MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]

11. MINERAL PROPERTIES, PLANT AND EQUIPMENT

(a) Mineral properties, plant and equipment comprise:

	Mineral		Machinery &		Transport &
	properties	Plant	equipment	Building	office equipment	Total
Cost

Balance at December 31, 2017	$485,850	$98,021	$62,844	$11,862	$10,533	$669,110

Additions	30,377	4,480	3,411	482	1,701	40,451

Balance at December 31, 2018	516,227	102,501	66,255	12,344	12,234	709,561

Additions	18,040	1,509	10,292	612	1,101	31,554
Disposals	(45)		(71)			(116)

Balance at December 31, 2019	$534,222	$104,010	$76,476	$12,956	$13,335	$740,999

Accumulated amortization and impairment

Balance at December 31, 2017	$431,481	$87,209	$44,525	$9,402	$7,677	$580,294

Amortization	34,420	1,289	3,288	272	1,221	40,490

Balance at December 31, 2018	465,901	88,498	47,813	9,674	8,898	620,784

Amortization	23,862	3,698	2,970	186	1,184	31,900
Disposals			(18)			(18)

Balance at December 31, 2019	$489,763	$92,196	$50,765	$9,860	$10,082	$652,666

Net book value
At December 31, 2018	$50,326	$14,003	$18,442	$2,670	$3,336	$88,777
At December 31, 2019	$44,459	$11,814	$25,711	$3,096	$3,253	$88,333

Included in Mineral properties is $12,619 in acquisition costs for exploration and evaluation properties (December 31, 2018 - $11,246).

As of December 31, 2019, the Company has $2,810 committed to capital equipment purchases.

(b) Guanaceví, Mexico

In 2005, the Company acquired mining properties and related assets to the Guanaceví silver-gold mines located in the state of Durango, Mexico. Certain concessions in the district retained a 3% net proceeds royalty on future production.  In 2019, the Company expensed $473 in royalties on these properties (2018 - $926).

These properties and subsequently acquired property concessions in the Guanaceví district are maintained with nominal property tax payments to the Mexican government.

On July 5, 2019, the Company acquired a 10 year right to explore and exploit the El Porvenir and El Curso properties from Ocampo Mining S.A. de C.V. ("Ocampo")  The Company has agreed to meet certain minimum production targets from the properties, subject to various terms and conditions, and pay Ocampo a $12 dollar fixed per tonne production payment plus a floating net smelter return ("NSR") royalty based on the spot silver price as follows:

• 4% NSR when the silver price obtained is less than or equal to $15 dollars per oz

• 9% NSR when the silver price obtained is greater than $15 dollars and up to $20 dollars per oz

• 13% NSR when the silver price obtained is greater than $20 dollars and up to $25 dollars per oz

• 16% NSR when the silver obtained is greater than $25 dollars per oz

Both properties cover extensions of the Guanaceví ore bodies with the El Porvenir concession adjacent to the Company's operating Porvenir Norte mine and the El Curso concession adjacent to the Company's now closed Porvenir Cuatro mine. In 2019, the Company expensed $704 in per tonne production charges and royalties on these properties (2018 - $Nil).

(c) Bolañitos, Mexico

In 2007, the Company acquired the exploitation contracts, mining properties and related assets to the Bolañitos silver-gold mines located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(d) El Cubo, Mexico

In 2012, the Company acquired the exploitation contracts, mining properties and related assets to the El Cubo silver-gold mine located in the northern parts of the Guanajuato and La Luz silver districts in the state of Guanajuato, Mexico.  The Company suspended mining operations at El Cubo on November 30, 2019.

The Company holds various property concessions in the Guanajuato District that it maintains with nominal property tax payments to the Mexican government.

(e) El Compas, Mexico

In 2016, the Company issued 2,147,239 common shares to Canarc Resource Corp. ("Canarc"), a related party company, and assumed Canarc's obligation to pay an aggregate of 165 troy ounces of gold to Marlin Gold Mining Ltd to acquire a 100% interest in Canarc's wholly owned subsidiary, Oro Silver Resources Ltd., which owns the El Compas project through its wholly owned Mexican subsidiary, Minera Oro Silver de Mexico SA de CV ("Minera Oro Silver").

The 3,990 hectare El Compas project located in Zacatecas, Mexico consists of 28 concessions fully permitted for mining with 22 concessions subject to a 1.5% net smelter return royalty and six concessions subject to a 3.0% net smelter return royalty.  In 2019, the Company expensed $226 in royalties on these properties (2018 - $29).

Minera Oro Silver also holds a five-year operating lease, renewable for an additional five years, on a 500 tonne per day ore processing plant located in Zacatecas, Mexico for a total annual lease cost of 1,632,000 Mexican Pesos (approximately $90), adjusted annually for inflation.  At acquisition, the plant was not operational and required significant capital investment to restore to an operational state. During 2018, the Company refurbished and commenced commissioning of the processing plant with commercial production achieved in Q1, 2019.

Acquisition of Veta Grande Properties

On April 24, 2017, the Company entered into a definitive agreement with Impact Silver Corp. ("Impact Silver") to acquire a 100% interest in Impact Silver's Veta Grande properties, located in the Zacatecas state, Mexico ("the agreement"). On June 5, 2017, Endeavour paid $500 through the issuance of 154,321 common shares.

Acquisition of Calicanto Properties

On July 21, 2016, the Company entered into a definitive agreement with Compania Minera Estrella de Plata SA de CV. ("Compania Minera Estrella") to acquire a 100% interest, subject to a 3% NSR, in Compania Minera Estrella's Calicanto properties, located in the Zacatecas state, Mexico.  On February 1, 2017, Endeavour completed the purchase with a payment of $400 and in 2018 exercised an option to purchase the 3% NSR for $45.

(f) Terronera, Mexico

In February 2013, the Company acquired a 100% interest in the Terronera project, located in Jalisco, Mexico. The Company is required to pay a 2% NSR royalty on any production from the Terronera properties.

These properties and subsequently acquired property concessions in the Terronera district are maintained with nominal property tax payments to the Mexican government.

(g) Acquisition of Parral Properties

On September 13, 2016, the Company entered into a definitive agreement with Silver Standard Resources Inc. ("Silver Standard") to acquire a 100% interest in Silver Standard's Parral properties, located in the historic silver mining district of Hidalgo de Parral in southern Chihuahua state, Mexico.

On October 31, 2016, Endeavour paid $5,300 through the issuance of 1,198,083 common shares.

In addition, the Company committed to spending $2,000 (completed in 2018) in exploration on two of the properties (the San Patricio and La Palmilla properties) over the two-year period following the closing of the transaction. Upon completing this exploration expenditure, Endeavour had one year to deliver a National Instrument 43-101 ("NI 43-101") technical report, including a resource estimate, and issue an additional $200 in common shares to Silver Standard for each one million ounces of silver delineated in measured and indicated resources on the San Patricio and La Palmilla properties, based on the 10-day average closing price of Endeavour's common shares on the NYSE prior to the earlier of delivery of the NI 43-101 report and the third anniversary of the initial closing date under the Agreement. Silver Standard will also retain a 1% net smelter returns royalty on production from the San Patricio and La Palmilla properties.

(h) Guadalupe Y Calvo, Mexico

In 2012, the Company acquired the Guadalupe Y Calvo exploration project in Chihuahua, Mexico.

In 2014, the Company acquired the La Bufa exploration property, which is adjacent to the Guadalupe y Calvo exploration property in Chihuahua, Mexico.  The property is subject to a 2% net smelter return royalty on mineral production.

These properties and subsequently acquired property concessions acquired by the Company in the district are maintained with nominal property tax payments to the Mexican government.

(i) Mineral property contingencies

The Company has entered into other non-material option agreements on exploration properties in Mexico and Chile.

Management believes the Company has diligently investigated rights of ownership of all its mineral properties to a level which is acceptable by prevailing industry standards with respect to the current stage of development of each property in which it has an interest and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing.  However, all properties may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.